Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended		2 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Manager's employees, directors and employees of the Company	Dec. 31, 2012 Manager's employees, directors and employees of the Company	Feb. 13, 2013 Independence	Feb. 28, 2013 Henry	Feb. 28, 2014 Subsequent event Manager's employees, directors and employees of the Company	Feb. 13, 2014 Subsequent event Marathonas
Subsequent events
Gross sale consideration	$ 52,926	$ 5,635			$ 7,000	$ 6,100		$ 11,500
Newly issued shares to the employees of the Manager of the company			49,323	40,241			16,066